Cash And Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2018
Cash and cash equivalents
Cash and Cash Equivalents
($ millions)	December 31 2018	December 31 2017

Cash	1 285	1 184

Cash equivalents	936	1 488

	2 221	2 672